[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

March 6, 2014

VIA EDGAR Securities and Exchange Commission Division of Investment Management 100 F Street, N.W. Washington, D.C. 20549

RE:	Preliminary Proxy Materials for TCP Capital Corp.

Dear Sir or Madam:

On behalf of TCP Capital Corp. (the "Company"), electronically transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, please find a preliminary proxy statement for the Company.

Should you have any questions or require additional information with respect to the foregoing, please contact me at (212) 735-2213 or Steven Grigoriou at (416) 777-4727.

Very truly yours,

/s/ Maurice Collada III

Maurice Collada III